Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail)	3 Months Ended	9 Months Ended
	Apr. 30, 2020 CAD ($) Customer	Jul. 31, 2020 CAD ($) Customer	Oct. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale		$ 67,000,000	$ 121,000,000
Canada Emergency Business Account Program [member]
Disclosure of detailed information about financial instruments [line items]
Canada emergency business account loan description		Under the CEBA Program, eligible businesses receive a $40,000 interest-free loan until December 31, 2022. If $30,000 is repaid on or before December 31, 2022, the remaining amount of the loan is eligible for complete forgiveness. If the loan is not repaid by December 31, 2022, it will be extended for an additional 3-year term bearing an interest rate of 5% per annum. The funding provided to the Bank by the Government of Canada in respect of the CEBA Program represents an obligation to pass-through collections on the CEBA loans and is otherwise non-recourse to the Bank. Accordingly, the Bank is required to remit all collections of principal and interest on the CEBA loans to the Government of Canada but is not required to repay amounts that its customers fail to pay or that have been forgiven. The Bank receives an administration fee to recover the costs to administer the program for the Government of Canada. Loans issued under the program are not recognized on the Bank’s Interim Consolidated Balance Sheet, as the Bank transfers substantially all risks and rewards in respect of the loans to the Government of Canada. As of July 31, 2020, the Bank had provided approximately 169,000 customers (April 30, 2020 – 117,000) with CEBA loans and had funded approximately $6.7 billion (April 30, 2020 – $4.7 billion) in loans under the program.
Enrolled customers | Customer	117,000	169,000
Funded loans outstanding	$ 4,700,000,000	$ 6,700,000,000
Canada Emergency Business Account Program [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
CEBA Loan Eligible Amount		$ 40,000